SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended
	Mar. 11, 2022	Mar. 04, 2022	Jan. 25, 2022	Jan. 19, 2022	Jan. 03, 2022	Jan. 03, 2022	Jan. 02, 2022	Jun. 30, 2021	May 31, 2021	Mar. 11, 2022	Mar. 24, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 07, 2020
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																8,644,474
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.40
Proceeds from Warrant Exercises														$ 4,226,383
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture															$ 502,742
Common Stock, Par or Stated Value Per Share															$ 0.001
Share-Based Payment Arrangement, Noncash Expense															$ 1,999,749
Common Stock [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture															10,281,018
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture															$ 10,281
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity														$ 3,590,500
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Proceeds from Warrant Exercises								$ 685,714	$ 685,714			$ 285,714	$ 3,254,955
Series E Preferred Stock [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.01
Series G Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity														$ 5,479,560
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.01		$ 0.01
Series G Preferred Stock [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.01		$ 0.01
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.01
[custom:StockIssuedDuringPeriodSharesWarrantExercise]											24,571,429
Proceeds from Warrant Exercises											$ 245,714
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.011									$ 0.011
Subsequent Event [Member] | Chief Executive Officer [Member] | On January 3, 2022 [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	30,531,608
Subsequent Event [Member] | Chief Executive Officer [Member] | Each year quarter through January 3, 2025 [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	30,531,608
Subsequent Event [Member] | Chief Executive Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	122,126,433
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	$ 1,343,391
Subsequent Event [Member] | Mr. James Giordano [Member]
Subsequent Event [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold					$ 250,000
Subsequent Event [Member] | Three Independent Members [Member] | On March 31, 2022 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										1,363,636.50
Subsequent Event [Member] | Three Independent Members [Member] | Each year quarter through Decemebr 31, 2022 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										1,363,636.50
Subsequent Event [Member] | Three Independent Members [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.011									$ 0.011
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										5,454,546
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures										$ 60,000
Subsequent Event [Member] | Chief Financial Officer [Member] | On March 31, 2022 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										2,840,909
Subsequent Event [Member] | Chief Financial Officer [Member] | Each year quarter through Decemebr 31, 2022 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										2,840,909
Subsequent Event [Member] | Chief Financial Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	0.011									$ 0.011
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										11,363,636
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures										$ 125,000
Subsequent Event [Member] | Current and Former Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share-Based Payment Arrangement, Noncash Expense										$ 250,000
Subsequent Event [Member] | Current and Former Chief Executive Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.011									$ 0.011
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										22,727,273
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures										$ 250,000
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		25,000,000	70,000,000
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		19,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Subsequent Event [Member] | Employment Agreement [Member] | Mr. Sebastian Giordano [Member]
Subsequent Event [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold						$ 400,000
Subsequent Event [Member] | Employment Agreement [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	122,126,433
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued				75,000,000
Conversion of Stock, Shares Converted				19,947
Subsequent Event [Member] | Series G Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity							$ 855,000
Subsequent Event [Member] | Series G Preferred Stock [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		25,000	70,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,000	1,000
Sale of Stock, Consideration Received on Transaction		$ 250,000	$ 700,000
Sale of Stock, Price Per Share		$ 10.00	$ 10.00
Payments for Other Fees		$ 25,000	$ 70,000
Proceeds from Issuance or Sale of Equity		$ 225,000	$ 630,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 95,000